Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2017
Asset Retirement Obligation Disclosure [Abstract]
Changes to Asset Retirement Obligations

The changes to AROs during 2016 and 2017 were as follows:

Amount
(millions)
Dominion Energy
AROs at December 31, 2015	$2,103
Obligations incurred during the period(1)	204
Obligations settled during the period	(171)
Revisions in estimated cash flows(2)	245
Accretion	104
AROs at December 31, 2016(3)	$2,485
Obligations incurred during the period	37
Obligations settled during the period	(214)
Revisions in estimated cash flows	7
Accretion	117
AROs at December 31, 2017(3)	$2,432
Virginia Power
AROs at December 31, 2015	$1,247
Obligations incurred during the period	9
Obligations settled during the period	(115)
Revisions in estimated cash flows(2)	245
Accretion	57
AROs at December 31, 2016	$1,443
Obligations incurred during the period	11
Obligations settled during the period	(152)
Revisions in estimated cash flows	(1)
Accretion	64
AROs at December 31, 2017	$1,365
Dominion Energy Gas
AROs at December 31, 2015	$149
Obligations incurred during the period	6
Obligations settled during the period	(8)
Accretion	9
AROs at December 31, 2016(4)	$156
Obligations incurred during the period	2
Obligations settled during the period	(7)
Accretion	9
AROs at December 31, 2017(4)	$160

(1)	Primarily reflects AROs assumed in the Dominion Energy Questar Combination. See Note 3 for further information.
(2)	Primarily reflects future ash pond and landfill closure costs at certain utility generation facilities. See Note 22 for further information.
(3)	Includes $249 million and $263 million reported in other current liabilities at December 31, 2016, and 2017, respectively.
(4)	Includes $147 million and $146 million reported in other deferred credits and other liabilities, with the remainder recorded in other current liabilities, at December 31, 2016 and 2017, respectively.